Net loss per share and unaudited pro forma net loss per share attributable - Schedule of unaudited pro forma earnings per share, basic and diluted (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Numerator:
Net loss attributable to common stockholders	$ (87,755,000)	$ (30,945,000)	$ (45,261,000)	$ (38,173,000)
Accretion of preferred stock	$ 56,175,000	$ 20,962,000	30,199,000	$ 19,981,000
Change in fair value of warrant			177,000
Pro Forma net loss attributable to common stockholders, basic and diluted			(14,885,000)
Assumed conversion of preferred stock			25,311,535
Cashless exercise of warrants			$ 36,959
Share assumed issued to pay dividends			1,129,539
Pro Forma weighted-average common shares outstanding, basic and diluted			28,322,962
Denominator:
Weighted-average shares of common stock outstanding, basic and diluted	15,007,247	1,176,833	1,844,929	1,538,600
Pro Forma adjustments:
Pro Forma net loss per share attributable to common stockholders, basic and diluted			$ (0.53)